Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Short-Term Borrowings
Short-term borrowings mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its operations. Short-term borrowings as of March 31, 2024 and March 31, 2025 comprised the following:

	As of March 31,
	2024		2025		2025
	(In millions)
Borrowed in the call market	Rs.	50,356.7	Rs.	9,763.7	US$	114.3
Term borrowings from institutions/banks		1,028,262.6		1,080,206.2		12,644.3
Foreign currency borrowings		200,685.2		216,043.2		2,528.9
Bills rediscounted		34,432.6		—		—

Total	Rs.	1,313,737.1	Rs.	1,306,013.1	US$	15,287.5

Total borrowings outstanding:
Maximum amount outstanding	Rs.	2,415,549.7	Rs.	1,790,800.5	US$	20,962.2
Average amount outstanding	Rs.	1,416,168.6	Rs.	1,360,759.8	US$	15,928.4
Weighted average interest rate		6.9%		6.7%		6.7%